BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2026
Borrowings [abstract]
Schedule of borrowings

	30 June	30 June	31 December
USDm	2026	2025	2025
Falling due within one year	236.8	156.6	288.9
Falling due between one and two years	130.6	148.8	97.1
Falling due between two and three years	324.4	119.6	92.3
Falling due between three and four years	190.0	326.6	383.6
Falling due between four and five years	171.9	240.3	78.5
Falling due after five years	24.6	140.1	65.2
Total	1,078.3	1,132.0	1,005.6

Borrowing costs	-11.4	-15.3	-13.2
Right-of-use lease liabilities	9.3	9.3	10.7
Total borrowings	1,076.2	1,126.0	1,003.1